Note 9 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning of the year		$ 540,197
End of the year		537,021	$ 540,197
Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		421,578
End of the year		421,578	421,578
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		37,222
End of the year		34,243	37,222
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		10,518
End of the year		10,555	10,518
Trademarks [member]
Statement Line Items [Line Items]
Beginning of the year		70,600
End of the year		70,600	70,600
Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		279
End of the year		44	279
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		549,443	547,590
Additions (1)	[1]	4,159	3,079
Disposals			(1,226)
Exchange differences
End of the year		553,602	549,443
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		421,578	421,578
Additions (1)	[1]
Disposals
Exchange differences
End of the year		421,578	421,578
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		40,700	40,700
Additions (1)	[1]
Disposals
Exchange differences
End of the year		40,700	40,700
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		14,545	12,835
Additions (1)	[1]	4,132	2,936
Disposals			(1,226)
Exchange differences
End of the year		18,677	14,545
Gross carrying amount [member] | Trademarks [member]
Statement Line Items [Line Items]
Beginning of the year		70,600	70,600
Additions (1)	[1]
Disposals
Exchange differences
End of the year		70,600	70,600
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		2,020	1,877
Additions (1)	[1]	27	143
Disposals
Exchange differences
End of the year		2,047	2,020
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		9,246	1,476
Disposals			(861)
Exchange differences
Amortization for the year		7,335	8,630
End of the year		16,581	9,246
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year
Disposals
Exchange differences
Amortization for the year
End of the year
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		3,477	497
Disposals
Exchange differences
Amortization for the year		2,980	2,980
End of the year		6,457	3,477
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		4,028	855
Disposals			(861)
Exchange differences
Amortization for the year		4,094	4,033
End of the year		8,122	4,028
Accumulated depreciation, amortisation and impairment [member] | Trademarks [member]
Statement Line Items [Line Items]
Beginning of the year
Disposals
Exchange differences
Amortization for the year
End of the year
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		1,741	124
Disposals
Exchange differences
Amortization for the year		261	1,617
End of the year		$ 2,003	$ 1,741

[1]	Represents capitalized development expenditure net of grants received from the Norwegian government.